Fixed Assets	6 Months Ended
Jun. 30, 2025
Fixed Assets
Fixed Assets

6. Fixed Assets

A.	Vessels, net

The following table presents an analysis of vessels, net:

	Vessel cost	Accumulated depreciation	Net book value
Balance as at January 1, 2025	$3,317,291	$(180,276)	$3,137,015
Depreciation for the period	—	(48,386)	(48,386)
Balance as at June 30, 2025	$3,317,291	$(228,662)	$3,088,629

Five vessels with an aggregate net book value of $980,519 as of June 30, 2025, have been provided as collateral under the terms of the Company’s credit facilities (Note 8). In addition, there are 10 vessels financed through sale and lease back agreements, for which the title of ownership is held by the relevant lender, with an aggregate net book value of $2,108,110 as of June 30, 2025 (Note 8).

B.	Vessels under construction

The following table presents an analysis of vessels under construction:

Vessels under construction cost
Balance as at January 1, 2025	$390,290
Advances and initial expenses for vessels under construction	130,469
Balance as at June 30, 2025	$520,759

During the six-month period ended June 30, 2025, the Company paid advances of $117,800 and recognized initial expenses of $12,669. Capitalized interest for the six-month period ended June 30, 2025, amounted to $11,261 and is included in initial expenses.